UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22443

Partners Group Private Equity (Institutional TEI), LLC
(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Institutional TEI), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2016 (Unaudited)

Partners Group Private Equity (Institutional TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore II), LDC, at value - 100.02% (Cost $252,365,344)	$305,548,351
Liabilities in excess of other assets - (0.02)%	(64,001)
Members' Equity - 100.00%	$305,484,350

Partners Group Private Equity (Offshore II), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.00% (Cost $252,365,344)	$305,551,250
Liabilities in excess of other assets - (0.00)%	(2,899)
Members' Equity - 100.00%	$305,548,351

(1)	Invests the majority of its assets in Partners Group Private Equity (Offshore II), LDC
(2)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

	Acquisition Date	Geographic Region[a]	Shares	Fair Value

Common Stocks (2.82%)
Communication (0.20%)
Crown Castle International Corp.	02/10/16	North America	27,000	$2,342,790
Eutelsat Communications SA	09/22/16	Western Europe	100,000	1,940,939
Total Communication (0.20%)				$4,283,729

Diversified Financial Services (1.06%)
Ares Capital Corp.	02/10/16	North America	202,000	3,333,000
Eurazeo SA	12/12/16	Western Europe	40,000	2,345,798
Gimv N.V.	02/10/16	Western Europe	41,500	2,297,584
HgCapital Trust PLC	02/10/16	Western Europe	178,500	3,399,203
ICG Graphite Enterprise Trust PLC	02/10/16	Western Europe	369,777	3,066,187
Intermediate Capital Group PLC	12/12/16	Western Europe	135,000	1,164,462
KKR & Co. L.P.	02/10/16	North America	182,000	2,797,340
New Mountain Finance Corp.	02/10/16	North America	227,000	3,189,350
Onex Corporation	02/10/16	North America	21,000	1,429,601
Total Diversified Financial Services (1.06%)				$23,022,525

Social Infrastructure (0.16%)
HICL Infrastructure Co. Ltd.	03/24/16	Western Europe	1,735,000	3,522,681
Total Social Infrastructure (0.16%)				$3,522,681

Transportation (0.41%)
Flughafen Zuerich AG	07/01/16	Western Europe	12,500	2,321,490
Union Pacific Corp.	06/24/16	North America	26,500	2,748,845
Vinci SA	02/10/16	Western Europe	54,500	3,707,373
Total Transportation (0.41%)				$8,777,708

Utilities (0.99%)
American Water Works Co., Inc.	02/10/16	North America	39,000	2,822,040
APA Group	02/11/16	Asia - Pacific	313,000	1,932,947
Atmos Energy Corp.	02/10/16	North America	56,000	4,152,960
Brookfield Infrastructure Partners, L.P.	02/10/16	North America	45,150	1,511,171
Cheung Kong Infrastructure Holdings Ltd.	02/11/16	Asia - Pacific	375,000	2,984,112
Enbridge, Inc.	02/10/16	North America	56,500	2,379,824
Hydro One Ltd.	02/10/16	North America	170,000	2,986,408
National Grid PLC	02/10/16	Western Europe	237,000	2,782,327
Total Utilities (0.99%)				$21,551,789

Total Common Stocks (Cost $59,508,443) (2.82%)				$61,158,432

Private Equity Investments (86.22%)

Direct Investments * (65.36%)	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**
Direct Equity & Direct Debt (31.91%)
AqGen Island Intermediate Holdings II, Inc.	Common equity	12/03/15	North America	1,189	$1,156,813
Acrisure LLC [b]	Preferred equity	11/21/16	North America	14,779,221	14,779,221
Affordable Care Holding Corp. [b]	Common equity	10/22/15	North America	89,928	8,006,290
AP Georgia Holdings, L.P. [b]	Common equity	05/21/13	North America	70,000	8,988,463
AP VIII Prime Security Serviced Holdings, L.P. [b,c]	Limited partnership interest	05/02/16	North America	—	16,017,881
Argan Mauritius Limited [b]	Common equity	05/09/16	Asia - Pacific	104,935	11,682,162
Astorg Co-Invest Kerneos, FCPI [b,c]	Common equity	03/20/14	Western Europe	—	16,758,607
Astorg Co-Invest SGG [b]	Common equity	02/10/16	Western Europe	780,000	13,027,030
Au Housing Finance Limited [b]	Common equity	06/23/16	Asia - Pacific	5,901,231	19,319,003

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Aurora Products Group, LLC [b,c,d]	Member interest	06/29/12	North America	—	$10,514
AX IV SAIC Holding III ApS [b]	Common equity	09/23/16	Western Europe	203,688,000	14,453,918
Brilliant Circle Holdings International Ltd. [b]	Common equity	04/14/11	Asia - Pacific	12,448,515	1,878,461
CapitalSpring Finance Company, LLC [b]	Preferred equity	10/03/14	North America	190,267	69,027
Capvis IV Co - Investors Faster L.P. [b,c]	Limited partnership interest	09/24/14	Western Europe	—	15,884,716
Carlyle Retail Turkey Partners, L.P. [b,c]	Limited partnership interest	07/11/13	Rest of World	—	5,582,885
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. [b]	Common equity	12/11/14	North America	9,836,554	9,951,007
CB Poly Holdings, LLC [b]	Preferred equity	08/16/16	North America	171,270	17,127,003
CCM Mezzanine Co-Invest, L.P. [b,c]	Limited partnership interest	01/23/13	Western Europe	—	263,186
CD&R Univar Co-Investor, L.P. [b,c]	Limited partnership interest	11/15/10	North America	—	2,757,138
Centauro Co-Investment Fund, L.P. [b,c]	Limited partnership interest	11/28/13	Rest of World	—	922,153
Centric Group [b]	Common equity	10/14/16	North America	4,632,829	4,632,829
Desserts LLC [b]	Preferred equity	02/08/16	North America	7,989	10,202,305
DLJSAP BookCO, LLC [b,c]	Member interest	04/23/10	Rest of World	16,958	445,438
ECP Holding Company, LLC [b]	Preferred equity	03/15/16	North America	8,172,727	8,990,000
Elgin Co-Investment, L.P.2 [b,c]	Limited partnership interest	11/28/16	North America	—	24,679,288
EQT Marvin Co-Investment, L.P. [b,c]	Limited partnership interest	07/20/10	Western Europe	—	2,095,298
Eurodrip Co-Investment Fund I, L.P. [b,c]	Limited partnership interest	03/18/13	Western Europe	—	2,451,332
EXW Coinvest L.P. [b,c]	Limited partnership interest	06/17/16	North America	—	35,113,445
Fermo Limited [b]	Preferred equity	04/24/12	Asia - Pacific	323,690	323,307
Fermo Limited [b]	Common equity	04/24/12	Asia - Pacific	5,600,000	8,377,109
Fides S.p.A b	Common equity	12/15/16	Western Europe	1,096,526	1,156,994
GC Athena Co-invest, L.P. [b,c]	Limited partnership interest	06/16/16	North America	—	10,874,179
Gemini Global Holdings Investor, LLC [b,c]	Member interest	06/17/11	North America	—	4,074,719
Global Blue Investment & Co S.C.A. [b]	Preferred equity	07/31/12	Western Europe	5,940,000	5,539,593
Global Blue Investment & Co S.C.A. [b]	Common equity	07/31/12	Western Europe	60,000	5,543,085
Goldcup Merger Sub, Inc. [b]	Common equity	05/02/16	North America	5,648,649	5,812,781
GTS II Cayman Corporation [b]	Common equity	07/24/13	Rest of World	2,824	4,442,445
Hogan S.a r.l. [b]	Preferred equity	12/22/11	Western Europe	1,810,271	2,846,617
Hogan S.a r.l. [b]	Common equity	12/22/11	Western Europe	272,221	1,796,285
Huntress Co-Investment L.P., 1 [b,c]	Limited partnership interest	04/08/16	Asia - Pacific	—	41,496,287
IG Igloo Holdings, Inc. [b]	Common equity	05/11/16	North America	9,058	30,289,650
Kaffee Partner Holding GmbH [b]	Common equity	05/28/10	Western Europe	1,237	995,891
KKBS Holdings, LLC [b,c,d]	Member interest	12/17/10	North America	—	10,272
KKR Matterhorn Co-Invest L.P. [b,c]	Limited partnership interest	11/02/12	Western Europe	—	3,611,727
KLFS Holdings, L.P. [b,c]	Limited partnership interest	12/16/10	North America	—	712,899
KOUS Holdings, Inc. [b]	Common equity	08/21/15	North America	10,950,000	12,223,321
Kowloon Co-Investment, L.P. [b,c]	Limited partnership interest	11/04/15	Asia - Pacific	—	2,595,962
KSBR Holding Corp. [b]	Common equity	06/28/13	North America	819,160	348,324
LTS Group Holdings, LLC [b]	Common equity	08/07/15	North America	11,026	23,244,358
NDES Holdings, LLC [b,c]	Member interest	09/19/11	North America	—	5,713,375
NTS Holding Corporation, Inc. [b]	Common equity	11/21/13	North America	2,672	2,127,902
PAI Co. Investors [b,c,d]	Common equity	07/05/13	Western Europe	—	29,435,059
Peer 1 S.A. [b]	Common equity	11/17/11	Western Europe	3,827,171	323,970
PMP 2 S.A. [b]	Common equity	02/26/16	Western Europe	85,312	32,073,074
Polaris Investment Holdings, L.P b, c	Limited partnership interest	06/07/16	North America	—	18,627,911
QOL Meds Holding Company, LLC [b]	Common equity	12/05/13	North America	15,750,000	17,010,970
Quadriga Capital IV Investment Holding II L.P. [b,c]	Limited partnership interest	09/09/16	Western Europe	—	15,125,091
Quick Service Restaurant Group Private Limited [b]	Common equity	09/30/11	Asia - Pacific	855,277	1,095,461
S-Evergreen Holding Corp. [b]	Common equity	07/17/12	North America	226,635	136,880
S.TOUS, S.L b	Common equity	10/06/15	Western Europe	622	12,675,095
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [b,c]	Limited partnership interest	05/14/12	North America	—	2,987,641
Snacks Parent Corporation [b,c,d]	Preferred equity	05/23/13	North America	—	17,655
SPH GRD Holdings, LLC [b]	Common equity	06/18/13	North America	1,152,321	15,615,384

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Spring Topco Limited [b]	Common equity	11/24/10	North America	772,737	$280,150
The Baring Asia Private Equity Fund VI Co-Investment L.P. [b,c]	Limited partnership interest	12/30/16	Asia - Pacific	—	1,607,800
THL Equity Fund VI Investors (BKFS), L.P. [b,c]	Limited partnership interest	12/30/13	North America	—	23,940,762
Valhalla Co-Invest L.P. [b,c]	Limited partnership interest	01/18/11	Western Europe	—	2,990,890
VAT Group AG b	Common equity	04/14/16	Western Europe	655,272	54,721,548
Velocity Holdings L.P. [b]	Common equity	05/20/16	North America	3,749,777	14,624,316
WP Mustang Co-Invest-C, L.P. [b,c]	Limited partnership interest	08/12/14	North America	—	7,988,789
					$692,680,941

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**
Direct Debt (33.45%)
ABILITY Network, Inc. [b]	Cash 5.00% + Libor (1.00% Floor)	06/04/14	05/16/21	Senior	North America	$7,556,250	$7,594,031
ABILITY Network, Inc. [b]	Cash 8.25% + Libor (1.00% Floor)	06/04/14	05/16/22	Second Lien	North America	11,500,000	11,442,500
Acrisure Intermediate, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	11/22/16	11/22/24	Second Lien	North America	12,320,204	12,320,204
Affordable Care Holding Corp. [b]	Cash 8.50% + Libor (1.00% Floor)	10/22/15	04/22/23	Second Lien	North America	16,861,500	16,861,500
AI Alabama B.V. [b]	Cash 8.00% + Libor (1.00% Floor)	07/10/15	07/06/23	Second Lien	Western Europe	6,374,927	6,390,864
Alpha Bidco SAS [b]	Cash 4.75% + Euribor	02/12/16	12/11/22	Senior	Western Europe	17,100,000	18,348,897
Ascensus, Inc. [b]	Cash 4.50% + Libor (1.00% Floor)	12/07/14	12/03/22	Senior	North America	19,613,647	19,662,681
Ascensus, Inc. [b]	Cash 9.00% + Libor (1.00% Floor)	12/04/15	12/03/23	Second Lien	North America	27,540,000	27,540,000
Astro AB Borrower, Inc. [b]	Cash 4.25% + Libor (1.00% Floor)	05/22/15	05/22/22	Second Lien	North America	7,657,924	7,753,648
AutoForm Engineering GmbH [b]	Cash 4.625% + Libor	07/22/16	07/21/23	Senior	Western Europe	3,306,603	3,314,870
AutoForm Engineering GmbH [b]	Cash 4.25% + Euribor	07/22/16	07/21/23	Senior	Western Europe	5,577,000	5,899,255
Bioclinica Holding I L.P. [b]	Cash 8.25% + Libor (1.00% Floor)	11/04/16	10/20/24	Second Lien	North America	20,750,000	20,643,034
CapitalSpring Finance Company, LLC [b]	Cash 6.00%; PIK 7.25%	10/03/14	10/02/19	Mezzanine	North America	21,490,171	21,490,171
Casmar (Australia) PTY Ltd. [b]	Cash 9.25% + BBSY (1.00% Floor)	12/20/16	12/20/24	Second Lien	Asia - Pacific	18,240,000	13,205,397
CDRH Parent, Inc. [b]	Cash 8.00% + Libor (1.00% Floor)	08/06/14	07/01/22	Second Lien	North America	10,000,000	6,925,000
Centric Group [b]	Cash 6.75% + Libor (1.00% Floor)	10/14/16	10/14/22	Senior	North America	21,450,000	21,450,000
CFS 811 B.V. [b]	Cash 7.25% + Euribor (0.75% Floor)	06/12/15	06/12/21	Senior	Western Europe	11,470,000	12,102,512
Constellation Brands Canada, Inc. [b]	Cash 8.25% + Libor (1.00% Floor)	12/16/16	12/16/24	Second Lien	North America	25,024,000	18,658,710
Delta Holdco LLC [b]	Cash 5.00% + Libor (1.00% Floor)	11/21/16	07/11/23	Senior	North America	5,520,000	5,502,750
Delta Holdco LLC [b]	Cash 8.75% + Libor (1.00% Floor)	11/18/16	07/11/24	Second Lien	North America	22,080,000	21,730,363

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Diamond Parent Holdings, Corp. [b]	Cash 6.25% + Libor (1.00% Floor)	12/23/16	04/14/22	Senior	North America	$2,073,900	$2,073,900
Diamond Parent Holdings, Corp. [b]	Cash 6.75% + Libor (1.00% Floor)	04/29/16	04/15/22	Senior	North America	21,223,350	21,223,350
Evergreen ACQCO1 L.P. [b]	Cash 8.00% + PIK 2.75%	07/17/12	07/11/22	Mezzanine	North America	6,368,484	6,368,484
Global Tel*Link Corporation [b]	Cash 5.50% + Libor (1.50% Floor)	06/01/12	11/23/20	Second Lien	North America	13,939,848	13,572,185
Global Tel*Link Corporation [b]	Cash 7.75% + Libor (1.25% Floor )	06/13/13	11/23/20	Second Lien	North America	10,300,000	10,028,338
Global Tel*Link Corporation [b]	Cash 3.75% + Libor (1.25% Floor)	05/04/12	12/14/17	Senior	North America	3,918,295	3,908,519
Goldcup Merger Sub, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	05/02/16	05/02/24	Second Lien	North America	41,800,000	41,800,000
Interstate Hotels Holding [b]	Cash 4.75% + Libor (1.00% Floor)	05/18/16	05/03/22	Senior	North America	29,925,000	29,775,375
Kahuna Bidco Pty Limited [b]	Cash 5.00% + BBSY; PIK 3.50%	09/30/11	12/31/18	Mezzanine	Asia - Pacific	6,187,044	4,480,586
Knightrider S.a.r.l. [b]	Cash 3.50% + Libor (1.00% Floor)	09/25/13	08/14/20	Senior	Western Europe	8,926,797	9,675,981
KSBR Holding Corp. [b]	Cash 11.00%	12/17/10	08/27/22	Mezzanine	North America	6,384,000	6,384,000
Lary 3 AB b	Cash 5.00% + Euribor	08/09/16	07/20/23	Senior	Western Europe	9,170,000	9,772,436
Learning Care Group (US) No.2, Inc. [b]	Cash 4.50% + Libor (1.00% Floor)	06/24/14	05/05/21	Senior	North America	5,932,625	5,991,951
Lightower [b]	PIK 12.00%	08/11/15	08/12/25	Mezzanine	North America	6,008,082	6,040,126
Lightower [b]	Cash 10.00%	08/11/15	02/12/22	Mezzanine	North America	6,942,764	6,942,764
LTI Holdings, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	06/01/15	05/27/22	Second Lien	North America	10,925,000	9,914,438
Mercury BondCo PLC [b]	Cash 8.75% + Euribor	12/15/16	05/30/21	Senior	Western Europe	25,600,000	27,011,710
National Surgical Hospitals, Inc. [b]	Cash 9.00% + Libor (1.00% Floor)	06/01/15	06/01/23	Second Lien	North America	9,450,000	9,450,000
Netsmart Technologies Holding [b]	Cash 9.50% + Libor (1.00% Floor)	05/05/16	10/19/23	Second Lien	North America	22,725,000	22,611,375
NTS Holding Corporation, Inc [b]	Cash 6.25% + Libor (1.00% Floor)	06/19/15	06/12/21	Senior	North America	8,615,905	8,615,905
Onex Wizard Acquisition Company II S.C.A. [b]	Cash 3.75% + Euribor	03/19/15	03/19/22	Senior	Western Europe	7,123,125	7,597,665
Onex Wizard Acquisition Company II S.C.A., [b]	Cash 3.00% + Libor (1.00% Floor)	03/27/15	03/27/22	Senior	Western Europe	2,289,429	2,311,613
Peer Holding B.V b	Cash 4.25% + Euribor	02/25/16	02/25/22	Senior	Western Europe	16,312,838	17,543,942
Pet Holdings ULC [b]	Cash 5.50% + Libor (1.00% Floor)	07/08/16	07/01/22	Senior	North America	9,037,350	9,071,240
Photonis Technologies S.A.S. [b]	Cash 7.50% + Libor (1.00% Floor)	09/27/13	09/18/19	Second Lien	Western Europe	8,603,125	7,441,703
Plano Molding Company, LLC [b]	Cash 6.00% + Libor (1.00% Floor)	05/12/15	05/12/21	Second Lien	North America	6,831,175	6,831,175
Pretium Packaging LLC [b]	Cash 5.75% + Libor (1.00% Floor)	11/23/16	11/14/22	Senior	North America	6,814,500	6,814,500
Pretium Packaging LLC [b]	Cash 9.50% + Libor (1.00% Floor)	12/01/16	05/14/23	Second Lien	North America	8,761,500	8,761,500
Prime Security Services Borrower, LLC [b]	Cash 9.25%	05/02/16	05/13/23	Second Lien	North America	11,850,000	11,850,000
Springer Science+Business Media Finance BV b	Cash 3.50% + Libor (1.00% Floor)	06/25/15	08/14/20	Senior	Western Europe	10,660,125	10,684,483
Stiphout Finance, LLC [b]	Cash 3.75% + Libor (1.00% Floor)	10/30/15	10/26/22	Senior	Asia - Pacific	7,065,563	7,109,722

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Stiphout Finance, LLC [b]	Cash 8.00% + Libor (1.00% Floor)	10/30/15	10/26/23	Second Lien	Asia - Pacific	$6,503,912	$6,438,873
Strategic Partners, Inc. [b]	Cash 5.25% + Libor (1.00% Floor)	07/20/16	06/30/23	Senior	North America	13,406,400	13,540,464
Tierpoint LLC [b]	Cash 8.75% + Libor (1.00% Floor)	04/18/16	12/02/22	Second Lien	North America	17,370,000	17,775,000
Verisure Cayman 2 [b]	Cash 3.50% + Euribor (1.00% Floor )	01/13/16	01/01/50	Senior	Western Europe	36,000,000	38,404,005
WP CPP Holdings, LLC [b]	Cash 3.50% + Libor (1.00% Floor)	02/10/16	12/27/19	Senior	North America	19,793,814	19,385,567
							$726,039,262
Total Direct Investments (65.36%)							$1,418,720,203

	Acquisition Date	Geographic Region[a]	Fair Value**
Secondary Investments * (12.43%)
3i Eurofund Vb, L.P. [b]	06/30/11	Western Europe	$3,536,571
3i Growth Capital B, L.P. [b]	10/01/14	Western Europe	376,642
Abingworth Bioventures III, L.P. [b]	09/30/15	Western Europe	69,958
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [b]	06/30/12	Western Europe	296,072
Abingworth Bioventures V, L.P. [b,e]	06/30/12	Western Europe	347,116
Advent International GPE VI, L.P. [b]	09/30/10	Western Europe	2,578,212
Apax Europe VI - A, L.P. [b]	07/01/11	Western Europe	139,518
Apax Europe VII - B, L.P. [b]	04/30/11	Western Europe	208,125
Apollo Investment Fund IV, L.P. [b]	07/01/10	North America	6,105
Apollo Investment Fund VI, L.P. [b]	07/01/11	North America	469,341
Apollo Investment Fund VII, L.P. [b]	07/01/10	North America	461,693
Apollo Overseas Partners (Delaware) VII, L.P. [b]	10/01/09	North America	192,379
Astorg V FCPR [b]	09/30/15	Western Europe	3,310,457
Astorg VI, FCPI [b]	06/30/16	Western Europe	1,798,372
Bain Capital Fund VIII, L.P. [b]	12/31/15	North America	82,163
Bain Capital Fund X, L.P. [b]	12/31/12	North America	18,666,369
Bain Capital IX Co-Investment Fund, L.P. [b]	12/31/15	North America	70,112
Bain Capital Partners IX, L.P. [b]	12/31/15	North America	360,571
Bain Capital VIII Co-Investment Fund, L.P. [b]	12/31/15	North America	18,237
Bain Capital X Co-Investment Fund, L.P. [b]	06/30/11	North America	632,432
Baring Asia Private Equity Fund IV, L.P. [b]	11/24/09	Asia - Pacific	529,394
BC European Capital IX, L.P. [b]	09/30/14	Western Europe	4,406,262
Bertram Growth Capital II-A, L.P. [b]	09/30/15	North America	3,585,842
Candover 2005 Fund, L.P. [b]	06/30/11	Western Europe	223,449
Carlyle Europe Partners II, L.P. [b]	12/28/12	Western Europe	84,485
Carlyle Europe Partners III, L.P. [b]	09/30/14	Western Europe	4,476,799
Carlyle Japan International Partners II, L.P. [b]	12/28/12	Asia - Pacific	2,904,231
Carlyle Partners IV, L.P. [b]	12/28/12	North America	180,255
CCP IX L.P. No.2 [b]	09/30/14	Western Europe	1,355,608
Clayton, Dubilier & Rice Fund VII L.P. [b]	03/29/12	North America	3,961,978
Clayton, Dubilier & Rice Fund VIII, L.P. [b]	12/31/12	North America	12,260,114
CVC Capital Partners Asia Pacific III, L.P. [b]	01/11/13	Asia - Pacific	1,124,828
CVC European Equity Partners V, L.P. [b]	07/12/10	Western Europe	2,282,928
ESP Golden Bear Europe Fund [b]	09/30/16	Western Europe	24,758,129
Fourth Cinven Fund, L.P. [b]	04/16/10	Western Europe	93,453
Frazier Healthcare VI, L.P. [b]	06/30/12	North America	1,242,088
FS Equity Partners V, L.P. [b]	08/07/12	North America	1,156,241
Galileo III FCPR [b]	09/30/15	Western Europe	174,312

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Acquisition Date	Geographic Region[a]	Fair Value**
Private Equity Investments (continued)
Secondary Investments * (continued)
Genstar Capital Partners IV, L.P. [b]	09/30/15	North America	$1
Genstar Capital Partners V, L.P. [b]	09/30/15	North America	944,091
Graphite Capital Partners VI, L.P. [b]	09/30/15	Western Europe	379,299
Graphite Capital Partners VII Top-Up b	09/30/15	Western Europe	45,456
Graphite Capital Partners VII, L.P. [b]	09/30/15	Western Europe	317,856
Gryphon Partners 3.5, L.P. [b]	05/21/13	North America	7,786,221
Gryphon Partners IV L.P. [b]	02/08/16	North America	12,658,860
H.I.G. Bayside Debt & LBO Fund II, L.P. [b]	12/30/10	North America	1,321,650
Harvest Partners V, L.P. [b]	09/30/11	North America	249,351
Harvest Partners VII, L.P. [b]	09/30/11	North America	16,074
Hellman & Friedman Capital Partners VI, L.P. [b,e]	06/30/14	North America	1,695,148
Hellman & Friedman Capital Partners VII, L.P. [b,e]	06/30/14	North America	2,779,444
Highstar Capital III Prism Fund, L.P. [b]	07/01/10	North America	1,188,349
Indigo Capital V, L.P. [b]	09/30/15	Western Europe	353,728
Industri Kapital 1997 Fund [b]	09/30/15	Western Europe	1,341
Industri Kapital 2000, L.P. [b]	09/30/15	Western Europe	4,081
Investcorp Private Equity 2007 Fund, L.P. [b]	03/31/11	North America	2,373,528
Investcorp Technology Partners III (Cayman), L.P. [b]	08/19/11	North America	2,285,918
Irving Place Capital Investors II, L.P. [b]	03/22/10	North America	23,206
Irving Place Capital Partners III, L.P. [b]	03/22/10	North America	21,264
Italian Private Equity Fund IV, L.P. [b]	01/29/16	Western Europe	145,242
Jerusalem Venture Partners IV, L.P. [b]	09/30/15	Asia - Pacific	35,300
KKR European Fund III, L.P. [b]	03/01/11	Western Europe	4,781,057
Lightyear Fund II, L.P. [b]	09/30/13	North America	3,438,384
Madison Dearborn Capital Partners V, L.P. [b]	01/03/12	North America	1,686,144
MidOcean Partners III, L.P. [b,e]	06/30/11	North America	1,969,778
Monomoy Capital Partners II, L.P. [b]	09/30/15	North America	984,449
Montagu III, L.P. [b]	12/09/09	Western Europe	19
Oak Investment Partners XII, L.P. [b]	06/28/12	North America	797,023
PAI Europe V b	09/30/14	Western Europe	1,490,618
Palladium Equity Partners III, L.P. [b]	08/02/10	North America	330,911
Pamlico Capital GP I, LLC [b]	03/31/14	North America	1
Pamlico Capital GP II, LLC [b]	03/31/14	North America	24,302
Pamlico Capital II, L.P. [b]	03/31/14	North America	6,237,617
Pamlico Capital Secondary Fund, L.P. [b]	03/31/14	North America	3,114
Permira Europe I, L.P.1B b	11/29/13	Western Europe	40,883
Permira Europe II, L.P. [b]	11/29/13	Western Europe	30,296
Permira Europe III, L.P. [b]	09/30/13	Western Europe	344,716
Permira IV, L.P. [b]	09/30/15	Western Europe	6,864,976
Providence Equity Partners IV, L.P. [b]	06/30/11	North America	11,631
Providence Equity Partners V, L.P. [b]	06/30/11	North America	231,013
Providence Equity Partners VI -A, L.P. [b]	06/30/11	North America	11,047,694
Providence Equity Partners VII-A, L.P. [b]	06/30/13	North America	1,501,223
Riverside Europe Fund IV, L.P. [b]	09/30/14	Western Europe	1,468,672
Silver Lake Partners II, L.P. [b]	06/30/14	North America	253,713
Silver Lake Partners III, L.P. [b]	06/30/14	North America	11,564,683
Silver Lake Sumeru Fund, L.P. [b]	12/18/09	North America	402,190
Sun Capital Partners V, L.P. [b]	09/30/13	North America	24,253,628
TA Atlantic & Pacific VI, L.P. [b]	09/30/15	North America	823,477
TA Atlantic and Pacific V, L.P. [b]	09/30/15	North America	43,189
TA X, L.P. [b]	09/30/15	North America	69,162
TA XI, L.P. [b]	09/30/15	North America	3,314,468
TCV VI, L.P. [b]	09/30/13	North America	927,405
TCV VII (A), L.P. [b,e]	09/30/13	North America	9,823,098
Terra Firma Capital Partners III, L.P. [b]	09/30/13	Western Europe	9,162,006
TorQuest Partners Fund (U.S.) II, L.P. [b]	09/30/15	North America	216,035

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Acquisition Date	Geographic Region[a]	Fair Value**
Private Equity Investments (continued)
Secondary Investments * (continued)
TPG Partners V, L.P. [b,e]	01/01/12	North America	$1,831,034
TPG Partners VI, L.P. [b]	12/31/12	North America	16,733,442
TRG Growth Partnership (Offshore) II, L.P. [b]	08/02/10	Asia - Pacific	315,848
TRG Growth Partnership (Offshore), L.P. [b]	08/02/10	Asia - Pacific	21,001
TRG Growth Partnership II, L.P. [b]	07/08/10	Asia - Pacific	946,764
Tudor Ventures III, L.P. [b,e]	12/31/12	North America	3,896,119
Warburg Pincus Private Equity X, L.P. [b]	09/28/12	North America	9,029,213
Total Secondary Investments (12.43%)			$269,957,245

Primary Investments * (8.43%)
Advent International GPE VII-B, L.P. [b,e]	07/01/12	Western Europe	$11,696,242
Advent International GPE VIII-C, L.P b	03/22/16	Western Europe	152,725
Advent Latin American Private Equity Fund VI-H L.P. [b]	10/17/14	Western Europe	2,355,739
Altra Private Equity Fund II, L.P. [b]	12/07/12	Rest of World	1,843,790
Apollo Investment Fund VIII, L.P. [b]	06/28/13	North America	6,394,143
Ares Corporate Opportunities Fund IV, L.P. [b,e]	04/19/12	North America	8,573,737
Avista Capital Partners II, L.P. [b]	03/15/10	North America	713,676
Avista Capital Partners III, L.P. [b]	10/03/11	North America	8,161,291
Bain Capital Europe Fund IV, L.P. [b]	09/01/14	Western Europe	1,499,105
Baring Asia Private Equity Fund V, L.P. [b]	12/01/10	Asia - Pacific	4,132,372
Caltius Partners V-A, L.P. [b]	12/02/14	North America	2,553,755
CapVest Equity Partners III B, L.P. [b]	08/30/13	Western Europe	2,558,036
Carlyle Europe Partners IV, L.P. [b]	08/27/13	Western Europe	729,947
Clayton Dubilier & Rice Fund IX, L.P. [b,e]	07/31/13	North America	6,386,917
Crescent Mezzanine Partners VI, L.P. [b]	03/30/12	North America	3,232,999
CVC Capital Partners VI (A) L.P. [b]	07/05/13	Western Europe	4,225,907
EQT VI (No.1), L.P. [b]	07/01/11	Western Europe	5,170,827
Genstar Capital Partners VI, L.P. [b]	09/01/12	North America	8,038,602
Genstar Capital Partners VII, L.P. [b,e]	06/26/15	North America	4,513,000
GoldPoint Mezzanine Partners IV, L.P. [b,e]	12/30/15	North America	4,623,240
Hony Capital Fund VIII, L.P. [b]	10/30/15	Asia - Pacific	2,710,997
Hony Capital Partners V, L.P. [b]	12/15/11	Asia - Pacific	10,382,465
Index Ventures Growth III (Jersey) L.P. [b]	03/18/15	Western Europe	2,883,996
KKR North America Fund XI, L.P. [b,e]	02/01/12	North America	9,429,582
Kohlberg TE Investors VII, L.P. [b]	09/15/11	North America	7,095,900
Nautic Partners VII-A, L.P. [b,e]	06/27/14	North America	7,594,215
New Enterprise Associates 14, L.P. [b]	05/04/12	North America	6,372,985
NexPhase III-A,L.P. [b]	09/01/16	North America	8,357,445
PAI Europe VI -1, L.P. [b]	03/12/15	Western Europe	2,671,889
Patria - Brazilian Private Equity Fund IV, L.P. [b]	06/30/11	North America	3,854,246
PennantPark Credit Opportunities Fund II, L.P. [b]	08/03/12	North America	10,665,127
Silver Lake Partners IV, L.P. [b]	07/30/12	North America	6,599,866
Sumeru Equity Partners Fund, L.P. [b,e]	04/27/15	North America	1,908,697
Thompson Street Capital Partners IV, L.P. [b]	12/10/15	North America	2,854,829
TPG Partners VII, L.P. [b]	03/01/16	North America	3,267,680
Welsh, Carson, Anderson & Stowe XII, L.P. [b]	12/19/14	North America	4,440,719
Windjammer Senior Equity Fund IV, L.P. [b]	02/06/13	North America	4,278,581
Total Primary Investments (8.43%)			$182,925,269

Total Private Equity Investments (Cost $1,687,954,315) (86.22%)			$1,871,602,717

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
Short-Term Investments (4.60%)
U.S. Government Treasury Obligations (4.60%)
U.S. Treasury Bill [f]	0.421%	11/08/16	02/02/17	$50,000,000	$49,981,556
U.S. Treasury Bill [f]	0.321%	10/21/16	01/19/17	50,000,000	49,992,087
Total U.S. Government Treasury Obligations (4.60%)					$99,973,643

Total Short-Term Investments (Cost $99,973,643) (4.60%)					$99,973,643

Total Investments (Cost $1,847,436,401) (93.64%)					2,032,734,792

Other Assets in Excess of Liabilities (6.36%)					137,948,658

Members' Equity (100.00%)					$2,170,683,450

*
Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Master Fund.

a
Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

b
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of December 31, 2016 was $1,687,954,315 and $1,871,602,717, respectively.

c	Investment does not issue shares.

d	Investment holds balance in escrow account.

e	Non-income producing.

f	Each issue shows the rate of the discount at the time of purchase.

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2016 through December 31, 2016, the Master Fund entered into nine long/short forward foreign currency exchange contracts. The Master Fund had $491,203 in net realized gains, and a $19,319,809 change in net unrealized appreciation on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2016 are representative of contract amounts during the period.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

At December 31, 2016, the Master Fund had two outstanding short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
January 26, 2017	Euro (€)	$117,791,449	€106,500,000	$111,651,855	$6,139,594	Bank of America
January 26, 2017	Euro (€)	117,791,451	106,500,001	111,651,857	6,139,594	Bank of America

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•    Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•    Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•    Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

The following table presents the Master Fund’s investments at December 31, 2016 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$91,478,594	$15,615,384	$585,586,963	$692,680,941
Direct Debt Investments	—	—	726,039,262	726,039,262
Total Direct Investments*	$91,478,594	$15,615,384	$1,311,626,225	$1,418,720,203
Common Stocks	61,158,432	—	—	61,158,432
Secondary Investments*	—	—	269,957,245	269,957,245
Primary Investments*	48,968	—	182,876,301	182,925,269
Short-Term Investments	99,973,643	—	—	99,973,643
Total Investments	$252,659,637	$15,615,384	$1,764,459,771	$2,032,734,792
Other Financial Instruments
Foreign Currency Exchange Contracts	$12,279,188	$—	$—	$12,279,188
Total Foreign Currency Exchange Contracts	$12,279,188	$—	$—	$12,279,188

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2016	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of December 31, 2016
Direct Investments:
Direct Equity Investments	$450,166,570	$9,014,433	$(61,061,118)	$296,181,771	$(81,391,770)	$(27,322,923)	$585,586,963
Direct Debt Investments	397,797,241	1,910	5,188,851	376,437,819	(53,386,559)	—	726,039,262
Total Direct Investments*	$847,963,811	$9,016,343	$(55,872,267)	$672,619,590	$(134,778,329)	$(27,322,923)	$1,311,626,225
Secondary Investments*	314,233,637	(3,302,253)	(21,653,340)	35,808,284	(55,129,083)	—	269,957,245
Primary Investments*	139,812,752	(17,258)	(1,108,403)	55,080,882	(10,891,672)	—	182,876,301
Total	$1,302,010,200	$5,696,832	$(78,634,010)	$763,508,756	$(200,799,084)	$(27,322,923)	$1,764,459,771

The amount of the net change in unrealized depreciation for the period ended December 31, 2016 relating to investments in Level 3 assets still held at December 31, 2016 is $ (78,634,010) which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Master Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Master Fund may re-classify such Investment as it deems appropriate.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
December 31, 2016 (Unaudited) (continued)

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”). The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund. In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2016:

Type of Security	Fair Value at 12/31/2016 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$ 459,908	Market comparable companies	Enterprise value to EBITDA multiple	5.90 x – 16.00 x (11.38 x)
	19,319	Market comparable companies	Price to book ratio	2.78 x – 2.78 x (2.78 x)
	11,978	Market comparable companies	Enterprise value to sales multiple	1.01 x - 3.00 x (1.50 x)
	69	Reported fair value	Reported fair value	n/a - n/a (n/a)
	751	Exit price	Recent transaction price	n/a - n/a (n/a)
	93,562	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$ 211,421	Discounted cash flow	Discount factor	7.56% – 14.13% (10.42%)
	410,280	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	108,684	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$ 444,010	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	8,824	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Institutional TEI), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	February 28, 2017

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)
Date
February 28, 2017

*	Print the name and title of each signing officer under his or her signature.